Other payables	12 Months Ended
Dec. 31, 2022
Other Payables
Other payables

Note	27 | Other payables

	Note	12.31.22	12.31.21
Non-current
ENRE penalties and discounts		17,448	18,260
Financial Lease Liability (1)		39	154
Total Non-current		17,487	18,414

Current
ENRE penalties and discounts		5,584	6,923
Related parties	35.c	266	269
Advances for works to be performed		13	25
Financial Lease Liability (1)		458	522
Other		2	7
Total Current		6,323	7,746

The value of the Company’s other financial payables approximates their fair value.

(1)	The development of the finance lease liability is as follows:

	12.31.22	12.31.21
Balance at beginning of year	676	602
Increase	582	879
Payments	(1,171)	(1,025)
Exchange difference	485	173
Interest	254	249
Result from exposure to inlfation	(329)	(202)
Balance at end of the year	497	676

As of December 31, 2022 and 2021, future minimum payments with respect to finance leases are those detailed below:

	12.31.22	12.31.21
2022	—	740
2023	600	226
2024	68	12
2025	15	—
Total future minimum lease payments	683	978

The Company has entered into contracts with certain cable television companies granting them the right to use the network poles. As of December 31, 2022 and 2021, future minimum collections with respect to operating assignments of use are those detailed below:

	12.31.22	12.31.21
2022	—	1,416
2023	975	1,364
2024	30	4
2025	30	—
2026	25	—
Total future minimum lease collections	1,060	2,784